Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Food, treats and supplements	$ 5,056	$ 6,296	$ 10,212
Inventory packaging and supplies	1,113	1,166	1,699
Total Inventories	6,169	7,462	11,911
Inventory reserve	(968)	(851)	(1,654)
Inventories, net	$ 5,201	$ 6,611	$ 10,257